Right of Use Assets - Future Minimum Lease Payments under Non-cancelable Operating Lease Agreements (Details)	Dec. 31, 2018 USD ($)
Future minimum lease payments under non-cancelable operating lease agreements
2019	$ 9,497,215
2020	8,868,145
2021	5,559,309
2022	3,881,140
2023	3,881,140
Then thereafter	16,608,082
Total	$ 48,295,031